Derivative instruments and hedging activities - Concentration of Exposures to Credit Risk in OTC Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	¥ 26,311	[1]	¥ 27,575	[1]
OTC derivatives with financial institutions [Member]
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	20,144		20,169
Impact of master netting agreements, Financial institutions	(18,219)		(18,415)
Impact of collateral, Financial institutions	(890)		(981)
Net exposure to credit risk, Financial institutions	¥ 1,035		¥ 773

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.